Financial Information by Segment & Geographic Area - Schedule of the Relative Size of Revenue Recognized in each Reportable Segment (Details) - Product Concentration Risk - Revenue generated	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Rubber
Segment Reporting, Revenue Reconciling Item [Line Items]
Concentration risk percentage	65.00%	64.00%	63.00%
Specialty
Segment Reporting, Revenue Reconciling Item [Line Items]
Concentration risk percentage	35.00%	36.00%	37.00%